--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                              RYDEX VARIABLE TRUST
         [RYDEX LOGO]                          SEMI-ANNUAL REPORT
                                                 June 30, 2000
                                      6116 Executive Boulevard, Suite 400
                                              Rockville, MD 20852
                                                 (301) 468-8520

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

    After a positive, although volatile first quarter, the second quarter saw all of the major market indices in negative territory. A few old economy stocks fared well, but the broad markets were dragged down by the dismal performance of the new economy technology stocks. After peaking in the middle of March, the tech heavy NASDAQ Composite Index fell by more than 20.00%. The central bank has stayed on its tightening course and has continued to successfully fight inflation as the economy sails along in a record expansion.

FIRST HALF REVIEW

    The prolonged tech rally started to fizzle out in late March when Abby Joseph Cohen, a long standing bull and influential market strategist from Goldman Sachs, recommended cutting back on stocks and moved to a neutral position on technology. Her recommendation helped spur an 8.00% decline in the NASDAQ Composite in the last week of the first quarter. In April, Judge Thomas Penfield Jackson ruled in the closely watched Microsoft case that the tech bellwether illegally protected its software monopoly by forcing computer makers and Internet services not to use rival software. The ruling set the stage for a potential break-up of the company and a further slide in tech stocks. Although tech stocks recovered somewhat in June, the NASDAQ Composite was down 2.54%, its first negative rolling six-month return since October of 1998.

    While tech stocks struggled, major pharmaceutical companies posted a hefty first half gain. The S&P Health Care index, a benchmark for major healthcare companies, advanced 21.63% for the period. Also, major oil companies fared well during the first half as oil and gas prices rose substantially from their near record 1998 lows. These two sectors helped the S&P 500, which was down 0.99%, from going into further negative territory.

    During the first half of 2000, stock market volatility ran higher and eclipsed the levels seen in 1974 and 1987. Even more volatile than the broad market were the high multiple technology growth stocks as evidenced by the NASDAQ 100. That tech laden index moved more than 2.00% on two thirds of all trading days during the period.

    As the stock market languished, the bond market held its own, enduring three more rate increases by the Fed. The last one in May was a 50 basis point hike which raised the fed funds rate to 6.50%, its highest level in 9 years. The central bank left U.S. interest rates unchanged at the June FOMC meeting in part because of May's weak employment report. The yield on the 30-year Treasury

Bond fell from 6.48% to 5.90% during the reporting period. Investors switching from equities into bonds and a shrinking supply of government bonds fueled the rally.

    The U.S. economy continued its record expansion with GDP growth exceeding a 5.00% annual rate. Corporate investment in high technology has produced record growth in productivity, which, in turn, has offset any wage gains brought on by the low unemployment rate. Thus, inflation still shows little signs of accelerating.

SUMMARY

    Although earnings reports for the first half showed excellent aggregate growth, the stock market failed to rally in the wake of the Fed's decision to raise interest rates. The Fed will continue to watch the market with keen eyes. Now, while the economy is still expanding at a strong pace, consumer spending--the force behind the record expansion--and the economy's overall performance is starting to show signs of moderation. Some of this slowdown can be attributed to the market pullback.

    Looking forward, investors will be looking for more signs that growth is slowing. They will also be watching corporate earnings reports for evidence that higher interest rates and a mildly decelerating economy are not diminishing companies profitability.

    In closing, I would like to thank you for using the Rydex Funds. As always, we welcome your questions or comments. Feel free to contact us over the Internet via our web site at www.rydexfunds.com or call us at 800-820-0888.

Sincerely,

/s/ Albert P. Viragh
Albert P. (Skip) Viragh, Jr.
Chairman of the Board

                              RYDEX VARIABLE TRUST

                                   NOVA FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   June 30, 2000

--------------------------------------------------------------------------------

                                                            MARKET
                                                             VALUE
                                           CONTRACTS      (NOTE 1)
                                         -----------  ------------
OPTIONS PURCHASED 6.1%
Call Options on:
  S&P 500 September 2000 Futures
    Contracts,
    Expiring September 2000 with strike
    1000...............................          122  $ 14,277,050
Put Options on:
  S&P 500 July 2000 Futures Contracts,
    Expiring July 2000 with strike
    950................................           10       --
  S&P 500 July 2000 Futures Contracts,
    Expiring July 2000 with strike
    975................................          540       --
                                                      ------------
    Total Options Purchased (Cost
     $15,095,666)......................                 14,277,050
                                                      ------------

                                                FACE
                                              AMOUNT
                                         -----------
U.S. TREASURY OBLIGATIONS 12.7%
U.S. Treasury Bill 5.30% 7/20/00.......  $25,000,000    24,930,069
U.S. Treasury Bill 5.93% 11/30/00......    5,000,000     4,874,811
                                                      ------------
    Total U.S. Treasury Obligations
     (Cost $29,804,880)................                 29,804,880
                                                      ------------
FEDERAL AGENCY DISCOUNT NOTES 50.6%
Fannie Mae 6.41% 8/31/00...............   25,000,000    24,728,465
Farmer Mac 6.01% 7/5/00................   10,000,000     9,993,322
Federal Farm Credit Banks 6.42%
  7/18/00..............................   25,000,000    24,924,208
Federal Home Loan Banks 6.45%
  7/10/00..............................   25,000,000    24,959,688
Freddie Mac 6.45% 7/25/00..............   25,000,000    24,892,500
Freddie Mac 6.30% 8/3/00...............    9,000,000     8,948,025
                                                      ------------
    Total U. S. Treasury & U.S. Agency
     Obligations (Cost $118,446,208)...                118,446,208
                                                      ------------
REPURCHASE AGREEMENTS 30.6%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations (Note 5):
  6.45% 7/3/00.........................   36,311,750    36,311,750
  6.50% 7/3/00.........................   35,471,020    35,471,020
                                                      ------------
    Total Repurchase Agreements (Cost
     $71,782,770)......................                 71,782,770
                                                      ------------
    Total Investments 100% (Cost
     $235,129,524).....................               $234,310,908
                                                      ============

--------------------------------------------------------------------------------

                                                      UNREALIZED
                                                            LOSS
                                         CONTRACTS      (NOTE 1)
                                         ---------   --------------
FUTURES CONTRACTS PURCHASED
S&P 500 Futures Contracts Expiring
  September 2000
  (Underlying Face Amount at Market
  Value $314,173,400)..................     856      $(3,227,095)
                                                     ===========

See Notes to Financial Statements.     3

                              RYDEX VARIABLE TRUST

                                   URSA FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   June 30, 2000

--------------------------------------------------------------------------------

                                                           MARKET
                                                            VALUE
                                           CONTRACTS     (NOTE 1)
                                         -----------  -----------
OPTIONS PURCHASED 3.2%
Put Options on:
  S&P 500 September 2000 Futures
    Contracts, Expiring September 2000
    with strike 1800...................           10  $   829,750
                                                      -----------
    Total Options Purchased
      (Cost $750,075)..................                   829,750
                                                      -----------


                                                FACE
                                              AMOUNT
                                         -----------
FEDERAL AGENCY DISCOUNT NOTES 57.7%
Federal Farm Credit Banks 6.43%
  7/24/00..............................  $10,000,000    9,958,919
Federal Home Loan Banks 6.48% 7/6/00...    5,000,000    4,995,500
                                                      -----------
    Total Federal Agency Discount Notes
      (Cost $14,954,419)...............                14,954,419
                                                      -----------
REPURCHASE AGREEMENTS 39.1%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations (Note 5):
  6.45% 7/3/00.........................    5,115,416    5,115,416
  6.50% 7/3/00.........................    4,996,979    4,996,979
                                                      -----------
    Total Repurchase Agreements
      (Cost $10,112,395)...............                10,112,395
                                                      -----------
    Total Investments 100%
      (Cost $25,816,889)...............               $25,896,564
                                                      ===========

--------------------------------------------------------------------------------

                                                     UNREALIZED
                                                         GAIN
                                         CONTRACTS   (NOTE 1)
                                         ---------   -----------
FUTURES CONTRACTS SOLD SHORT
S&P 500 E-Mini Futures Contracts
  Expiring September 2000..............      34      $ 47,495
S&P 500 Futures Contracts Expiring
  September 2000.......................      39       192,557
                                                     --------
    (Total Underlying Face Amount at
     Market Value $16,809,745).........              $240,052
                                                     ========

See Notes to Financial Statements.     4

                              RYDEX VARIABLE TRUST

                       U.S. GOVERNMENT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   June 30, 2000

--------------------------------------------------------------------------------

                                                           MARKET
                                                FACE        VALUE
                                              AMOUNT     (NOTE 1)
                                         -----------  -----------
FEDERAL AGENCY DISCOUNT NOTES 78.7%
Fannie Mae 6.40% 7/3/00................  $ 1,500,000  $ 1,499,467
Fannie Mae 6.40% 7/7/00................    3,500,000    3,496,266
Farmer Mac 6.01% 7/5/00................   10,000,000    9,993,322
Federal Farm Credit Banks 6.43%
  7/24/00..............................   10,000,000    9,958,919
Federal Home Loan Banks 5.65%
  7/28/00..............................   10,000,000    9,957,625
Freddie Mac 6.45% 7/25/00..............   10,000,000    9,957,000
                                                      -----------
    Total Federal Agency Discount Notes
      (Cost $44,862,599)...............                44,862,599
                                                      -----------

REPURCHASE AGREEMENTS 21.3%
Repurchase Agreements Collateralized by
  U.S. Treasury
  Obligations (Note 5):
6.45% 7/3/00...........................    6,126,448    6,126,448
6.50% 7/3/00...........................    5,984,600    5,984,600
                                                      -----------
    Total Repurchase Agreements
      (Cost $12,111,048)...............                12,111,048
                                                      -----------
    Total Investments 100%
      (Cost $56,973,647)...............               $56,973,647
                                                      ===========

See Notes to Financial Statements.     5

                              RYDEX VARIABLE TRUST

                                    OTC FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   June 30, 2000

--------------------------------------------------------------------------------

                                                        MARKET
                                                         VALUE
                                          SHARES      (NOTE 1)
                                         -------  ------------
COMMON STOCKS 97.0%
Cisco Systems, Inc.*...................  918,358  $ 58,373,130
Intel Corp.............................  431,571    57,695,648
Microsoft Corp.*.......................  666,508    53,320,640
Oracle Corp.*..........................  435,543    36,612,833
JDS Uniphase Corp.*....................  261,764    31,378,960
Sun Microsystems, Inc.*................  254,493    23,142,957
Nextel Communications, Inc.,
  Class A*.............................  342,512    20,957,453
QUALCOMM, Inc.*........................  328,905    19,734,300
MCI WorldCom, Inc.*....................  379,017    17,387,405
Dell Computer Corp.*...................  350,502    17,284,130
VERITAS Software Corp.*................  149,878    16,938,556
Siebel Systems, Inc.*..................   86,142    14,089,601
Applied Materials, Inc.*...............  153,691    13,928,247
Xilinx, Inc.*..........................  159,034    13,130,245
Immunex Corp.*.........................  252,695    12,492,609
Amgen, Inc.*...........................  176,118    12,372,290
ADC Telecommunications,
  Inc.*................................  147,492    12,370,892
Yahoo! Inc.*...........................   96,106    11,905,131
VeriSign, Inc*.........................   67,086    11,840,679
PMC-Sierra, Inc.*......................   59,208    10,520,521
Altera Corp.*..........................  103,036    10,503,232
CIENA Corp.*...........................   61,679    10,281,118
Maxim Integrated Products, Inc.*.......  145,755     9,902,230
Linear Technology Corp.................  153,998     9,846,247
VoiceStream Wireless Corp.*............   83,964     9,764,751
Network Appliance, Inc.*...............  117,110     9,427,355
SDL, Inc.*.............................   32,451     9,254,620
Global Crossing, Ltd.*.................  348,578     9,171,959
Telefonaktiebolaget LM Ericsson,
  Sponsored ADR*.......................  437,730     8,754,600
Apple Computer, Inc.*..................  167,071     8,750,344
Level 3 Communications,
  Inc.*................................   93,482     8,226,416

                                                        MARKET
                                                         VALUE
                                          SHARES      (NOTE 1)
                                         -------  ------------
i2 Technologies, Inc.*.................   76,613  $  7,988,102
Metromedia Fiber Network, Inc.,
  Class A*.............................  192,202     7,628,017
Comcast Corp., Special Class A.........  157,734     6,388,227
NTL, Inc.*.............................  103,126     6,174,669
MedImmune, Inc.*.......................   82,433     6,100,042
Tellabs, Inc.*.........................   85,891     5,878,165
Adobe Systems, Inc.....................   43,182     5,613,660
Comverse Technology, Inc.*.............   59,437     5,527,641
Paychex, Inc...........................  129,714     5,447,988
BroadVision, Inc.*.....................  105,415     5,356,400
CMGI, Inc.*............................  113,914     5,218,685
Applied Micro Circuits Corp.*..........   52,103     5,145,171
Gemstar International Group, Ltd.*.....   79,754     4,901,132
KLA-Tencor Corp.*......................   82,940     4,857,174
Vitesse Semiconductor Corp.*...........   65,585     4,824,597
Chiron Corp.*..........................   92,477     4,392,657
Biogen, Inc.*..........................   67,138     4,330,401
Sanmina Corp.*.........................   50,641     4,329,806
Conexant Systems, Inc.*................   88,306     4,293,879
eBay, Inc.*............................   72,127     3,917,398
Intuit, Inc.*..........................   93,495     3,868,356
American Power Conversion Corp.*.......   93,772     3,827,070
3Com Corp.*............................   65,534     3,776,397
NEXTLINK Communications, Inc.,
  Class A*.............................   96,299     3,653,343
Starbucks Corp.*.......................   94,931     3,625,178
McLeodUSA, Inc., Class A*..............  171,960     3,557,422
PanAmSat Corp.*........................   74,125     3,238,336
Amazon.com, Inc.*......................   85,807     3,115,867
RF Micro Devices, Inc.*................   33,417     2,928,165
EchoStar Communications Corp.,
  Class A*.............................   87,819     2,907,632
Costco Wholesale Corp.*................   86,599     2,857,767

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     6

                              RYDEX VARIABLE TRUST

                                    OTC FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
                                                                   June 30, 2000

--------------------------------------------------------------------------------

                                                        MARKET
                                                         VALUE
                                          SHARES      (NOTE 1)
                                         -------  ------------
RealNetworks, Inc.*....................   53,773  $  2,718,897
Cintas Corp............................   73,937     2,712,564
USA Networks, Inc.*....................  125,403     2,711,840
Lycos, Inc.*...........................   50,155     2,708,370
Bed Bath & Beyond, Inc.*...............   69,930     2,534,962
BMC Software, Inc.*....................   68,420     2,496,261
Fiserv, Inc.*..........................   56,543     2,445,485
Peoplesoft, Inc.*......................  143,506     2,403,726
Genzyme Corp. -- General Division*.....   39,125     2,325,492
Concord EFS, Inc.*.....................   88,132     2,291,432
Atmel Corp.*...........................   61,208     2,257,045
Biomet, Inc............................   58,627     2,253,475
At Home Corp., Series A*...............  105,967     2,198,815
Adelphia Communications Corp.,
  Class A*.............................   44,735     2,096,953
QLogic Corp.*..........................   27,554     1,820,286
Staples, Inc.*.........................  116,410     1,789,804
Electronic Arts, Inc.*.................   23,835     1,738,465
Molex, Inc.............................   35,555     1,711,084
Citrix Systems, Inc.*..................   80,936     1,532,725
Parametric Technology Corp.*...........  137,991     1,517,901
Dollar Tree Stores, Inc.*..............   34,473     1,363,838
Novell, Inc.*..........................  145,348     1,344,469
PACCAR, Inc............................   31,563     1,252,656
Smurfit-Stone Container Corp.*.........   87,891     1,131,597
Network Associates, Inc.*..............   52,979     1,079,447
Synopsys, Inc.*........................   29,893     1,033,177
Sigma-Aldrich Corp.....................   33,000       965,250
CNET Networks, Inc.*...................   35,845       880,443
                                                        MARKET
                                                         VALUE
                                          SHARES      (NOTE 1)
                                         -------  ------------
Compuware Corp.*.......................   81,824  $    848,924
Quintiles Transnational Corp.*.........   19,298       272,584
Northwest Airlines Corp.*..............    8,346       254,031
Apollo Group, Inc., Class A*...........    8,406       235,368
VISX, Inc.*............................    8,325       233,620
Adaptec, Inc.*.........................   10,235       232,846
PacifiCare Health Systems, Inc.*.......    3,848       231,602
Legato Systems, Inc.*..................   11,305       170,988
                                                  ------------
    Total Common Stocks (Cost
      $595,957,418)....................            770,824,865
                                                  ------------

                                                FACE
                                              AMOUNT
                                         -----------
REPURCHASE
 AGREEMENTS 3.0%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations (Note 5):
  6.45% 7/3/00.........................  $11,878,509    11,878,509
  6.50% 7/3/00.........................   11,603,485    11,603,485
                                                      ------------
    Total Repurchase Agreements
      (Cost $23,481,994)...............                 23,481,994
                                                      ------------
    Total Investments 100%
      (Cost $619,439,412)..............               $794,306,859
                                                      ============

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     7

                              RYDEX VARIABLE TRUST

                                    OTC FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------
                                                                   June 30, 2000

--------------------------------------------------------------------------------

                                                     UNREALIZED
                                                          LOSS
                                         CONTRACTS    (NOTE 1)
                                         ---------   ------------
FUTURES CONTRACTS PURCHASED
NASDAQ 100 Futures Contracts, Expiring
  September 2000
  (Underlying Face Amount at Market
  Value $23,283,700)...................      61      $(224,767)
                                                     =========

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     8

                              RYDEX VARIABLE TRUST

                              PRECIOUS METALS FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   June 30, 2000

--------------------------------------------------------------------------------

                                                      MARKET
                                                       VALUE
                                          SHARES     (NOTE1)
                                         -------  ----------
COMMON STOCKS 99.5%
  Barrick Gold Corp....................   66,150  $1,203,103
  Placer Dome, Inc.....................   66,995     640,640
  Newmont Mining Corp..................   28,317     612,355
  AngloGold Ltd., Sponsored ADR........   16,696     343,311
  Gold Fields, Ltd., Sponsored ADR.....   72,140     284,051
  De Beers Consolidated Mines,
    Sponsored ADR......................   11,600     282,025
  Broken Hill Proprietary Co., Ltd.,
    Sponsored ADR......................   11,859     281,651
  Homestake Mining Co..................   40,941     281,469
  Harmony Gold Mining Co., Ltd.,
    Sponsored ADR......................   48,883     271,912
  Freeport-McMoRan Copper &
    Gold, Inc., Class B*...............   25,433     235,255
  Stillwater Mining Co.*...............    8,338     232,422
  Battle Mountain Gold Co.*............  102,680     224,612
  Phelps Dodge Corp....................    5,663     210,593
  Meridian Gold, Inc.*.................   32,120     196,735
  Apex Silver Mines, Ltd.*.............   15,223     151,279
  Agnico-Eagle Mines, Ltd..............   20,073     129,220
  Anglo American, PLC, Unsponsored
    ADR................................    2,730     128,993
  Coeur d'Alene Mines Corp.*...........   34,909      85,091
  Kinross Gold Corp.*..................   35,606      33,381
  Glamis Gold, Ltd.*...................   14,776      28,629
  Hecla Mining Co.*....................   19,531      21,972
                                                  ----------
    Total Common Stocks
      (Cost $5,730,376)................            5,878,699
                                                  ----------


                                            FACE
                                          AMOUNT
                                         -------
REPURCHASE AGREEMENTS 0.5%
Repurchase Agreements Collateralized by
  U.S. Treasury
  Obligations (Note 5):
  6.45% 7/3/00.........................  $15,235      15,235
  6.50% 7/3/00.........................   14,881      14,881
                                                  ----------
    Total Repurchase Agreements
      (Cost $30,116)...................               30,116
                                                  ----------
    Total Investments 100%
      (Cost $5,760,492)................           $5,908,815
                                                  ==========

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     9

                              RYDEX VARIABLE TRUST

                           U.S. GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   June 30, 2000

--------------------------------------------------------------------------------

                                                         MARKET
                                                          VALUE
                                          CONTRACTS     (NOTE1)
                                         ----------  ----------
OPTIONS PURCHASED 15.1%
Call Options on:
  September 2000 U.S. Treasury Bond
    Futures Contracts, Expiring
    September 2000, with strike 80.....          18  $  311,625
                                                     ----------
    Total Options Purchased (Cost
      $286,673)........................                 311,625
                                                     ----------


                                               FACE
                                             AMOUNT
                                         ----------
FEDERAL AGENCY DISCOUNT NOTES 48.6%
Federal Farm Credit Banks 6.57%
  7/3/00...............................  $1,000,000     999,635
                                                     ----------
    Total Federal Agency Discount Notes
      (Cost $999,635)                                   999,635
                                                     ----------
U.S. TREASURY OBLIGATIONS 31.2%
U.S. Treasury Bond 6.25% 5/15/30            614,000     643,644
                                                     ----------
    Total U. S. Treasury Obligations
      (Cost $629,912)..................                 643,644
                                                     ----------

REPURCHASE AGREEMENTS 5.1%
Repurchase Agreements Collateralized by
  U.S. Treasury
  Obligations (Note 5):
  6.45% 7/3/00.........................      52,646      52,646
  6.50% 7/3/00.........................      51,425      51,425
                                                     ----------
    Total Repurchase Agreements (Cost
      $104,071)........................                 104,071
                                                     ----------
    Total Investments 100% (Cost
      $2,020,291)......................              $2,058,975
                                                     ==========

See Notes to Financial Statements.     10

                              RYDEX VARIABLE TRUST

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   June 30, 2000

--------------------------------------------------------------------------------

                                                                           U.S.
                                                                     GOVERNMENT
                                                                          MONEY
                                                 NOVA         URSA       MARKET
                                                 FUND         FUND         FUND
                                         ------------  -----------  -----------
ASSETS
  Repurchase Agreements................  $ 71,782,770  $10,112,395  $12,111,048
  Investment Securities................   162,528,138   15,784,169   44,862,599
                                         ------------  -----------  -----------
  Securities at Value (Note 1)--See
    Accompanying Schedules.............   234,310,908   25,896,564   56,973,647
  Segregated Cash with Broker..........       --           472,750      --
  Receivable for Futures Contracts
    Settlement.........................     2,143,730      --           --
  Investment Income Receivable.........        12,910        1,819        2,178
  Receivable for Shares Purchased......       406,644      --           --
  Unamortized Organization Costs
    (Note 1)...........................        52,129       41,700       55,493
  Other Assets.........................           914       65,730          325
                                         ------------  -----------  -----------
    Total Assets.......................   236,927,235   26,478,563   57,031,643
                                         ------------  -----------  -----------
LIABILITIES
  Payable for Futures Contracts
    Settlement.........................       --           163,537      --
  Payable for Shares Redeemed..........       115,471    5,988,180      831,704
  Organizational Expense Payable to
    Advisor (Note 1)...................        56,002       42,186       56,314
  Investment Advisory Fee Payable
    (Note 6)...........................       174,187       21,054       24,085
  Transfer Agent Fee Payable
    (Note 6)...........................        58,062        5,848        9,634
  Service Fee Payable (Note 6).........        58,062        5,848       12,043
  Other Liabilities....................        94,179        9,866       23,559
                                         ------------  -----------  -----------
    Total Liabilities..................       555,963    6,236,519      957,339
                                         ------------  -----------  -----------
NET ASSETS.............................  $236,371,272  $20,242,044  $56,074,304
                                         ============  ===========  ===========
Shares Outstanding.....................    13,416,595    3,695,257   56,088,224
Net Asset Value Per Share..............        $17.62        $5.48        $1.00

See Notes to Financial Statements.     11

                              RYDEX VARIABLE TRUST

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------
                                                                   June 30, 2000

--------------------------------------------------------------------------------

                                                         PRECIOUS        U.S.
                                                  OTC      METALS  GOVERNMENT
                                                 FUND        FUND   BOND FUND
                                         ------------  ----------  ----------
ASSETS
  Repurchase Agreements................  $ 23,481,994  $   30,116  $  104,071
  Investment Securities................   770,824,865   5,878,699   1,954,904
                                         ------------  ----------  ----------
  Securities at Value (Note 1)--See
    Accompanying Schedules.............   794,306,859   5,908,815   2,058,975
  Segregated Cash With Broker..........     2,104,500      --          --
  Receivable for Futures Contracts
    Settlement.........................       524,600      --          --
  Investment Income Receivable.........         5,680       3,484       5,344
  Receivable for Shares Purchased......    54,757,711      --          --
  Unamortized Organization Costs
    (Note 1)...........................        48,352      41,635      43,290
  Other Assets.........................           164      --           3,149
                                         ------------  ----------  ----------
    Total Assets.......................   851,747,866   5,953,934   2,110,758
                                         ------------  ----------  ----------
LIABILITIES
  Payable for Securities Purchased.....    55,394,385      --          --
  Payable for Shares Redeemed..........       188,942         903       1,326
  Organizational Expense Payable to
    Advisor (Note 1)...................        57,497      41,678      43,314
  Investment Advisory Fee Payable
    (Note 6)...........................       401,866       2,340         712
  Transfer Agent Fee Payable
    (Note 6)...........................       133,955         780         285
  Service Fee Payable (Note 6).........       133,955         780         356
  Other Liabilities....................       256,565       1,053         697
                                         ------------  ----------  ----------
    Total Liabilities..................    56,567,165      47,534      46,690
                                         ------------  ----------  ----------
NET ASSETS.............................  $795,180,701  $5,906,400  $2,064,068
                                         ============  ==========  ==========
Shares Outstanding.....................    20,493,500   1,270,612     188,444
Net Asset Value Per Share..............        $38.80       $4.65      $10.95

See Notes to Financial Statements.     12

                              RYDEX VARIABLE TRUST

STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------
                                                      Period Ended June 30, 2000

--------------------------------------------------------------------------------

                                                                         U.S.
                                                                   GOVERNMENT
                                                                        MONEY
                                                 NOVA        URSA      MARKET
                                                 FUND        FUND        FUND
                                         ------------  ----------  ----------
INVESTMENT INCOME
  Interest.............................  $  5,066,876  $  900,074  $2,188,827
  Other Income.........................       (14,027)    (26,484)     --
                                         ------------  ----------  ----------
    Total Income.......................     5,052,849     873,590   2,188,827
                                         ------------  ----------  ----------
EXPENSES
  Advisory Fees (Note 6)...............       688,642     146,209     186,455
  Transfer Agent Fees (Note 6).........       229,547      40,613      74,582
  Organizational Expenses (Note 1).....        18,644       3,477       8,059
  Servicing Fees (Note 6)..............       229,547      40,613      93,227
  Custodian Fees.......................         5,142       2,762       4,021
  Audit and Outside Services...........        14,916       3,093       7,468
  Accounting Fees......................        32,960      16,094      24,482
  Legal................................         1,298         376         779
  Miscellaneous........................       101,215       6,843      27,415
                                         ------------  ----------  ----------
    Total Expenses.....................     1,321,911     260,080     426,488
                                         ------------  ----------  ----------
Net Investment Income..................     3,730,938     613,510   1,762,339
                                         ------------  ----------  ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
Net Realized Gain (Loss) on:
  Investment Securities................       680,379     (50,910)       (449)
  Futures Contracts....................   (13,893,057)   (608,110)     --
                                         ------------  ----------  ----------
    Total Net Realized Loss............   (13,212,678)   (659,020)       (449)
                                         ------------  ----------  ----------
Net Change in Unrealized Appreciation
  (Depreciation) on:
  Investment Securities................    (1,620,563)    225,265      --
  Futures Contracts....................    (6,579,630)  1,208,575      --
                                         ------------  ----------  ----------
    Net Change in Unrealized
      Appreciation (Depreciation)......    (8,200,193)  1,433,840      --
                                         ------------  ----------  ----------
    Net Gain (Loss) on Investments.....   (21,412,871)    774,820        (449)
                                         ------------  ----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS......................  $(17,681,933) $1,388,330  $1,761,890
                                         ============  ==========  ==========

See Notes to Financial Statements.     13

                              RYDEX VARIABLE TRUST

STATEMENT OF OPERATIONS (UNAUDITED) (concluded)
--------------------------------------------------------------------------------
                                                      Period Ended June 30, 2000

--------------------------------------------------------------------------------

                                                        PRECIOUS        U.S.
                                                  OTC     METALS  GOVERNMENT
                                                 FUND       FUND   BOND FUND
                                         ------------  ---------  -----------
INVESTMENT INCOME
  Interest.............................  $    598,430  $     422    $ 46,108
  Dividends, net of foreign tax
    withheld...........................        76,677     19,190      --
  Other Income.........................            58     (2,803)     --
                                         ------------  ---------    --------
    Total Income.......................       675,165     16,809      46,108
                                         ------------  ---------    --------
EXPENSES
  Advisory Fees (Note 6)...............     2,036,522     17,336       4,146
  Transfer Agent Fees (Note 6).........       642,798      5,472       1,659
  Organizational Expenses (Note 1).....        55,863        479         170
  Servicing Fees (Note 6)..............       678,841      5,779       2,073
  Custodian Fees.......................       105,782      7,068       2,617
  Audit and Outside Services...........        45,812        497         186
  Accounting Fees......................        66,360      2,403         811
  Legal................................         4,558         32          14
  Miscellaneous........................       339,335      8,278       4,018
                                         ------------  ---------    --------
    Total Expenses.....................     3,975,871     47,344      15,694
                                         ------------  ---------    --------
Net Investment Income (Loss)...........    (3,300,706)   (30,535)     30,414
                                         ------------  ---------    --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
Net Realized Gain (Loss) on:
  Investment Securities................   (86,418,705)   358,026     (79,042)
  Futures Contracts....................     2,359,057     --          --
                                         ------------  ---------    --------
    Total Net Realized Gain (Loss).....   (84,059,648)   358,026     (79,042)
                                         ------------  ---------    --------
Net Change in Unrealized Appreciation
  (Depreciation) on:
  Investment Securities................    50,702,546   (104,867)     87,235
  Futures Contracts....................    (1,783,657)    --          --
                                         ------------  ---------    --------
    Net Change in Unrealized
      Appreciation (Depreciation)......    48,918,889   (104,867)     87,235
                                         ------------  ---------    --------
    Net Gain (Loss) on Investments.....   (35,140,759)   253,159       8,193
                                         ------------  ---------    --------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS......................  $(38,441,465) $ 222,624    $ 38,607
                                         ============  =========    ========

See Notes to Financial Statements.     14

                              RYDEX VARIABLE TRUST

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                         NOVA FUND                                   URSA FUND
                                         -----------------------------------------   -----------------------------------------
                                            PERIOD ENDED                               PERIOD ENDED
                                           JUNE 30, 2000           YEAR ENDED         JUNE 30, 2000             YEAR ENDED
                                             (UNAUDITED)     DECEMBER 31, 1999          (UNAUDITED)      DECEMBER 31, 1999
                                         -----------------   ---------------------   -----------------   ---------------------
CHANGES FROM OPERATIONS
  Net Investment Income................     $  3,730,938          $ 1,761,736           $   613,510           $  1,063,020
  Net Realized Gain (Loss) on
    Investments........................      (13,212,678)          11,592,765              (659,020)           (10,817,608)
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments......       (8,200,193)           1,935,080             1,433,840             (1,028,139)
                                            ------------          -----------           -----------           ------------
    Net Increase (Decrease) in Net
      Assets
      from Operations..................      (17,681,933)          15,289,581             1,388,330            (10,782,727)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  (NOTE 1)
  Net Investment Income................        --                     (53,580)             --                      (12,321)
  Net Realized Capital Gains...........        --                  (3,746,536)             --                   --

NET INCREASE (DECREASE) IN NET ASSETS
  FROM
  SHARE TRANSACTIONS (NOTE 10).........      161,131,058           52,174,988           (13,456,600)            37,596,382
                                            ------------          -----------           -----------           ------------

  Net Increase (Decrease) in Net
    Assets.............................      143,449,125           63,664,453           (12,068,270)            26,801,334
                                            ------------          -----------           -----------           ------------
NET ASSETS--BEGINNING OF PERIOD........       92,922,147           29,257,694            32,310,314              5,508,980
                                            ------------          -----------           -----------           ------------

NET ASSETS--END OF PERIOD..............     $236,371,272          $92,922,147           $20,242,044           $ 32,310,314
                                            ============          ===========           ===========           ============

See Notes to Financial Statements.     15

                              RYDEX VARIABLE TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                      U.S. GOVERNMENT
                                                     MONEY MARKET FUND                               OTC FUND
                                         -----------------------------------------   -----------------------------------------
                                           PERIOD ENDED                                 PERIOD ENDED
                                          JUNE 30, 2000            YEAR ENDED          JUNE 30, 2000            YEAR ENDED
                                            (UNAUDITED)      DECEMBER 31, 1999           (UNAUDITED)     DECEMBER 31, 1999
                                         -----------------   ---------------------   -----------------   ---------------------
CHANGES FROM OPERATIONS
  Net Investment Income (Loss).........     $ 1,762,339           $ 2,458,916           $ (3,300,706)         $ (1,540,458)
  Net Realized Gain (Loss) on
    Investments........................            (449)               (1,351)           (84,059,648)            5,515,278
  Net Change in Unrealized Appreciation
    on Investments.....................        --                   --                    48,918,889           120,350,530
                                            -----------           -----------           ------------          ------------
    Net Increase (Decrease) in Net
      Assets from Operations...........       1,761,890             2,457,565            (38,441,465)          124,325,350

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  (NOTE 1)
  Net Investment Income................      (1,762,339)           (2,472,993)             --                   --
  Net Realized Capital Gains...........        --                   --                     --                   (4,739,037)

NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS (NOTE 10)....     (43,320,957)           58,440,511            460,164,641           231,833,530
                                            -----------           -----------           ------------          ------------

    Net Increase (Decrease) in Net
      Assets...........................     (43,321,407)           58,425,083            421,723,176           351,419,843
                                            -----------           -----------           ------------          ------------
NET ASSETS--BEGINNING OF PERIOD........      99,395,710            40,970,627            373,457,525            22,037,682
                                            -----------           -----------           ------------          ------------

NET ASSETS--END OF PERIOD..............     $56,074,304           $99,395,710           $795,180,701          $373,457,525
                                            ===========           ===========           ============          ============

See Notes to Financial Statements.     16

                              RYDEX VARIABLE TRUST

STATEMENT OF CHANGES IN NET ASSETS (CONCLUDED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                   PRECIOUS METALS FUND                      U.S. GOVERNMENT BOND FUND
                                         -----------------------------------------   -----------------------------------------
                                           PERIOD ENDED                                PERIOD ENDED
                                          JUNE 30, 2000            YEAR ENDED         JUNE 30, 2000            YEAR ENDED
                                            (UNAUDITED)      DECEMBER 31, 1999          (UNAUDITED)      DECEMBER 31, 1999
                                         -----------------   ---------------------   -----------------   ---------------------
CHANGES FROM OPERATIONS
  Net Investment Income (Loss).........     $   (30,535)           $  (28,335)           $   30,414            $  100,368
  Net Realized Gain (Loss) on
    Investments........................         358,026              (355,377)              (79,042)             (861,132)
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments......        (104,867)              204,315                87,235               (27,848)
                                            -----------            ----------            ----------            ----------
    Net Increase (Decrease) in Net
      Assets from Operations...........         222,624              (179,397)               38,607              (788,612)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  (NOTE 1)
  Net Investment Income................        --                        (250)              (30,414)             (101,492)
  Net Realized Capital Gains...........        --                    (121,417)             --                   --
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS (NOTE 10)....      (1,308,176)            4,597,986               920,142            (2,946,879)
                                            -----------            ----------            ----------            ----------

    Net Increase (Decrease) in Net
      Assets...........................      (1,085,552)            4,296,922               928,335            (3,836,983)
                                            -----------            ----------            ----------            ----------
NET ASSETS--BEGINNING OF PERIOD........       6,991,952             2,695,030             1,135,733             4,972,716
                                            -----------            ----------            ----------            ----------

NET ASSETS--END OF PERIOD..............     $ 5,906,400            $6,991,952            $2,064,068            $1,135,733
                                            ===========            ==========            ==========            ==========

See Notes to Financial Statements.     17

                              RYDEX VARIABLE TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                  NOVA FUND
                                         ------------------------------------------------------------
                                         PERIOD ENDED
                                            JUNE 30,     YEAR ENDED      YEAR ENDED      PERIOD ENDED
                                                2000     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                         (UNAUDITED)           1999            1998           1997*
                                         -------------   -------------   -------------   ------------
PER SHARE OPERATING PERFORMANCE:++
NET ASSET VALUE--BEGINNING OF PERIOD...       $18.57         $15.88          $12.21          $10.00
                                            --------        -------         -------      ----------
  Net Investment Income................          .35            .49             .04             .07
  Net Realized and Unrealized Gains
    (Losses) on Securities.............        (1.30)          3.10            3.63            2.14
                                            --------        -------         -------      ----------
  Net Increase (Decrease) in Net Asset
    Value Resulting From Operations....         (.95)          3.59            3.67            2.21
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income................      --                (.01)         --              --
  Net Realized Capital Gains...........      --                (.89)         --              --
                                            --------        -------         -------      ----------
  Net Increase (Decrease) in Net Asset
    Value..............................         (.95)          2.69            3.67            2.21
                                            --------        -------         -------      ----------
NET ASSET VALUE--END OF PERIOD.........       $17.62         $18.57          $15.88          $12.21
                                            ========        =======         =======      ==========
TOTAL INVESTMENT RETURN................      (5.12%)         23.28%          30.06%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses.......................      1.44%**          1.55%           3.26%         9.09%**
  Net Expenses.........................      1.44%**          1.55%           3.22%         2.80%**
  Net Investment Income................      4.07%**          2.90%           0.27%         0.91%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***...........           0%             0%              0%            178%
  Net Assets, End of Period (000's
    omitted)...........................     $236,371        $92,922         $29,258         $10,448

    *  COMMENCEMENT OF OPERATIONS: MAY 7, 1997
   **  ANNUALIZED
  *** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
   ++  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

See Notes to Financial Statements.     18

                              RYDEX VARIABLE TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                              URSA FUND
                                         -----------------------------------------------------------------------------------
                                         PERIOD ENDED                                    JUNE 10,     MAY 24,        MAY 7,
                                           JUNE 30,     YEAR ENDED     YEAR ENDED         1997 TO     1997 TO       1997 TO
                                               2000     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    JUNE 3,       MAY 21,
                                         (UNAUDITED)          1999           1998           1997+       1997+        1997+*
                                         ------------   ------------   ------------   ------------   ---------   -----------
PER SHARE OPERATING PERFORMANCE:++
NET ASSET VALUE--BEGINNING OF PERIOD...       $5.35          $6.30          $8.07           $9.36       $9.57        $10.00
                                         ----------     ----------     ----------     -----------    --------    ----------
  Net Investment Income (Loss).........         .10            .20            .06            (.01)      --             (.04)
  Net Realized and Unrealized Gains
    (Losses) on Securities.............         .03          (1.15)         (1.83)          (1.28)        .01          (.33)
                                         ----------     ----------     ----------     -----------    --------    ----------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations....         .13           (.95)         (1.77)          (1.29)        .01          (.37)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income................      --             --             --             --            --           --
  Net Realized Capital Gains...........      --             --             --             --            --           --
                                         ----------     ----------     ----------     -----------    --------    ----------
  Net Increase (Decrease) in Net Asset
    Value..............................         .13           (.95)         (1.77)          (1.29)        .01          (.37)
                                         ----------     ----------     ----------     -----------    --------    ----------
NET ASSET VALUE--END OF PERIOD.........       $5.48          $5.35          $6.30           $8.07       $9.58         $9.63
                                         ==========     ==========     ==========     ===========    ========    ==========
TOTAL INVESTMENT RETURN................       2.43%       (15.06%)       (21.93%)
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses.......................     1.60%**          1.73%          3.76%         9.21%**    85.10%**      13.62%**
  Net Expenses.........................     1.60%**          1.73%          3.59%         2.90%**     2.90%**       2.90%**
  Net Investment Income (Loss).........     3.77%**          3.34%          0.89%       (0.27%)**     2.76%**    (10.05%)**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***...........          0%             0%             0%              0%          0%            0%
  Net Assets, End of Period (000's
    omitted)...........................     $20,242        $32,310         $5,509          $2,879      $--          $--

    *  COMMENCEMENT OF OPERATIONS: MAY 7, 1997
    + DUE TO THE NATURE OF THE INVESTMENT ACTIVITY, THE FUND EXPERIENCED PERIODS WITH ZERO NET ASSETS. FINANCIAL HIGHLIGHTS ARE PRESENTED ONLY FOR PERIODS WITH NET ASSETS GREATER THAN ZERO.
   **  ANNUALIZED
  *** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
   ++  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

See Notes to Financial Statements.     19

                              RYDEX VARIABLE TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                      U.S. GOVERNMENT MONEY MARKET FUND
                                         -----------------------------------------------------------
                                         PERIOD ENDED
                                           JUNE 30,     YEAR ENDED      YEAR ENDED      PERIOD ENDED
                                               2000     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                         (UNAUDITED)          1999            1998           1997*
                                         ------------   -------------   -------------   ------------
PER SHARE OPERATING PERFORMANCE:++
NET ASSET VALUE--BEGINNING OF PERIOD...       $1.00          $1.00          $10.32          $10.00
                                         ----------        -------         -------      ----------
  Net Investment Income................         .02            .04             .08             .31
  Net Realized and Unrealized Gains on
    Securities.........................      --             --              --                 .01
                                         ----------        -------         -------      ----------
  Net Increase in Net Asset Value
    Resulting From Operations..........         .02            .04             .08             .32
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income................        (.02)          (.04)           (.01)         --
  Adjustment due to Reorganization
    (Note 1)...........................      --             --               (9.39)         --
                                         ----------        -------         -------      ----------
  Net Increase (Decrease) in Net Asset
    Value..............................      --             --               (9.32)            .32
                                         ----------        -------         -------      ----------
NET ASSET VALUE--END OF PERIOD.........       $1.00          $1.00           $1.00          $10.32
                                         ==========        =======         =======      ==========
TOTAL INVESTMENT RETURN................       2.42%          3.92%           2.22%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses.......................     1.14%**          1.39%           2.99%         6.82%**
  Net Expenses.........................     1.14%**          1.39%           2.67%         2.20%**
  Net Investment Income................     4.73%**          3.64%           2.61%         3.34%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***...........          0%             0%              0%              0%
  Net Assets, End of Period (000's
    omitted)...........................     $56,074        $99,396         $40,971         $17,903

    *  COMMENCEMENT OF OPERATIONS: MAY 7, 1997
   **  ANNUALIZED
  *** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
   ++  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

See Notes to Financial Statements.     20

                              RYDEX VARIABLE TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                  OTC FUND
                                         -----------------------------------------------------------
                                         PERIOD ENDED
                                            JUNE 30,     YEAR ENDED     YEAR ENDED      PERIOD ENDED
                                                2000    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                         (UNAUDITED)           1999           1998            1997*
                                         ------------   -------------   -------------   ------------
PER SHARE OPERATING PERFORMANCE:++
NET ASSET VALUE--BEGINNING OF PERIOD...       $38.52         $19.57         $10.65           $10.00
                                         -----------       --------        -------      -----------
  Net Investment Loss..................         (.24)          (.33)          (.40)            (.09)
  Net Realized and Unrealized Gains on
    Securities.........................          .52          19.88           9.32              .74
                                         -----------       --------        -------      -----------
  Net Increase in Net Asset Value
    Resulting From Operations..........          .28          19.55           8.92              .65
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income................      --             --              --              --
  Net Realized Capital Gains...........      --               (0.60)        --              --
                                         -----------       --------        -------      -----------
  Net Increase in Net Asset Value......          .28          18.95           8.92              .65
                                         -----------       --------        -------      -----------
NET ASSET VALUE--END OF PERIOD.........       $38.80         $38.52         $19.57           $10.65
                                         ===========       ========        =======      ===========
TOTAL INVESTMENT RETURN................        0.73%        101.32%         83.76%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses.......................      1.46%**          1.55%          2.96%          9.07%**
  Net Expenses.........................      1.46%**          1.55%          2.96%          2.80%**
  Net Investment Loss..................    (1.21%)**        (1.24%)        (2.67%)        (1.22%)**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***...........         207%           953%         1,077%             450%
  Net Assets, End of Period (000's
    omitted)...........................     $795,181       $373,458        $22,038           $2,367

    *  COMMENCEMENT OF OPERATIONS: MAY 7, 1997
   **  ANNUALIZED
  *** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
   ++  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

See Notes to Financial Statements.     21

                              RYDEX VARIABLE TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                           PRECIOUS METALS FUND
                                         ---------------------------------------------------------
                                         PERIOD ENDED
                                            JUNE 30,    YEAR ENDED     YEAR ENDED     PERIOD ENDED
                                                2000    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                         (UNAUDITED)          1999           1998           1997*
                                         ------------   ------------   ------------   ------------
PER SHARE OPERATING PERFORMANCE:++
NET ASSET VALUE--BEGINNING OF PERIOD...        $5.43         $5.81          $7.02          $10.00
                                         -----------    ----------     ----------     -----------
  Net Investment Loss..................         (.03)         (.07)          (.16)           (.11)
  Net Realized and Unrealized Losses on
    Securities.........................         (.75)         (.14)         (1.05)          (2.87)
                                         -----------    ----------     ----------     -----------
  Net Decrease in Net Asset Value
    Resulting from Operations..........         (.78)         (.21)         (1.21)          (2.98)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income................      --             --             --             --
  Net Realized Capital Gains...........      --               (.17)        --             --
                                         -----------    ----------     ----------     -----------
  Net Decrease in Net Asset Value......         (.78)         (.38)         (1.21)          (2.98)
                                         -----------    ----------     ----------     -----------
NET ASSET VALUE--END OF PERIOD.........        $4.65         $5.43          $5.81           $7.02
                                         ===========    ==========     ==========     ===========
TOTAL INVESTMENT RETURN................     (14.36%)       (3.58%)       (17.24%)
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses.......................      2.07%**         2.17%          3.39%         9.76%**
  Net Expenses.........................      2.07%**         2.17%          3.23%         2.80%**
  Net Investment Loss..................    (1.34%)**       (1.39%)        (2.31%)       (2.19%)**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***...........         516%        1,239%         1,739%            914%
  Net Assets, End of Period (000's
    omitted)...........................       $5,906        $6,992         $2,695            $518

    *  COMMENCEMENT OF OPERATIONS: MAY 29, 1997
   **  ANNUALIZED
  *** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
   ++  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

See Notes to Financial Statements.     22

                              RYDEX VARIABLE TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                     U. S. GOVERNMENT BOND FUND
                                         ----------------------------------------------------------------------------------
                                         PERIOD ENDED                                 AUGUST 18,      JULY 29,    JUNE 24,
                                           JUNE 30,     YEAR ENDED     YEAR ENDED        1997 TO       1997 TO     1997 TO
                                               2000     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   AUGUST 12,   JULY 14,
                                         (UNAUDITED)          1999          1998           1997+         1997+       1997+
                                         ------------   ------------   ------------   ------------   ----------   ---------
PER SHARE OPERATING PERFORMANCE:++
NET ASSET VALUE--BEGINNING OF PERIOD...      $10.17         $13.28        $11.82          $10.70        $10.92      $10.44
                                         ----------     ----------     ---------      ----------     ---------    --------
  Net Investment Income................         .20            .41           .24             .15           .02         .10
  Net Realized and Unrealized Gains
    (Losses) on Securities.............         .78          (3.09)         1.28             .97          (.38)        .13
                                         ----------     ----------     ---------      ----------     ---------    --------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations....         .98          (2.68)         1.52            1.12          (.36)        .23
DISTRIBUTIONS TO SHAREDHOLDERS FROM:
  Net Investment Income................        (.20)          (.43)         (.06)         --            --           --
                                         ----------     ----------     ---------      ----------     ---------    --------
  Net Increase (Decrease) in Net Asset
    Value..............................         .78          (3.11)         1.46            1.12          (.36)        .23
                                         ----------     ----------     ---------      ----------     ---------    --------
NET ASSET VALUE--END OF PERIOD.........      $10.95         $10.17        $13.28          $11.82        $10.56      $10.67
                                         ==========     ==========     =========      ==========     =========    ========
TOTAL INVESTMENT RETURN................       9.66%       (20.45%)        12.86%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses.......................     1.89%**          1.52%         2.71%         8.47%**      49.63%**    12.68%**
  Net Expenses.........................     1.89%**          1.52%         2.71%         2.40%**       2.40%**     2.40%**
  Net Investment Income................     3.67%**          3.55%         1.92%         3.49%**       3.80%**     7.94%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***...........        866%         1,611%        1,463%            761%            0%          0%
  Net Assets, End of Period (000's
    omitted)...........................      $2,064         $1,136        $4,973            $892        $--         $--


                                         MAY 29,
                                         1997 TO
                                         JUNE 5,
                                          1997+*
                                         --------
PER SHARE OPERATING PERFORMANCE:++
NET ASSET VALUE--BEGINNING OF PERIOD...   $10.00
                                         -------
  Net Investment Income................    --
  Net Realized and Unrealized Gains
    (Losses) on Securities.............      .15
                                         -------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations....      .15
DISTRIBUTIONS TO SHAREDHOLDERS FROM:
  Net Investment Income................    --
                                         -------
  Net Increase (Decrease) in Net Asset
    Value..............................      .15
                                         -------
NET ASSET VALUE--END OF PERIOD.........   $10.15
                                         =======
TOTAL INVESTMENT RETURN................
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses.......................  5.43%**
  Net Expenses.........................  2.40%**
  Net Investment Income................  1.86%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***...........       0%
  Net Assets, End of Period (000's
    omitted)...........................    $--

    *  COMMENCEMENT OF OPERATIONS: MAY 29, 1997
    + DUE TO THE NATURE OF THE INVESTMENT ACTIVITY, THE FUND EXPERIENCED PERIODS WITH ZERO NET ASSETS. FINANCIAL HIGHLIGHTS ARE PRESENTED ONLY FOR PERIODS WITH NET ASSETS GREATER THAN ZERO.
   **  ANNUALIZED
  *** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
   ++  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

See Notes to Financial Statements.     23

                              RYDEX VARIABLE TRUST

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1.  SIGNIFICANT ACCOUNTING POLICIES

The Rydex Variable Trust (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a non-diversified, open-ended investment company and is authorized to issue an unlimited number of shares. The Trust currently has six operating Funds: the Nova Fund, the Ursa Fund, the U.S. Government Money Market Fund, the OTC Fund, the Precious Metals Fund, and the U.S. Government Bond Fund (collectively the "Funds"), and is managed by Rydex Global Advisors (the "Advisor"). Rydex Distributors, Inc. acts as principal underwriter for the Trust.

The Trust was organized on June 11, 1998 as a Delaware business trust. Effective November 2, 1998, the fund assets and liabilities of the Rydex Advisor Variable Annuity Account (the "Separate Account"), a segregated investment account of Conseco Variable Insurance Company (formerly Great American Reserve Insurance Company), were transferred to the Trust in exchange for shares of the Funds of the Trust (the "Separate Account Restructuring"). Shares of the Funds (full and fractional) were issued to corresponding subaccounts of the Separate Account. The value per share of each Fund, except for U.S. Government Money Market Fund shares which were adjusted to $1.00, was equivalent in value to the value of outstanding accumulation units of the corresponding subaccount. The Trust offers shares of the Funds to insurance companies for their variable annuity and variable life insurance contracts.

The following significant accounting policies are in conformity with generally accepted accounting principles and are consistently followed by the Trust.

SECURITY VALUATION

Securities listed on an exchange are valued at the latest quoted sales price as of 4:00 P.M. on the valuation date. Securities not traded on an exchange are valued at their last sales price. Listed options held by the Trust are valued at their last bid price. Over-the-counter options held by the Trust are valued using the average bid price obtained from one or more securities dealers. The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Short-term securities are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees or by the Advisor using methods established or ratified by the Board of Trustees.

                              RYDEX VARIABLE TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded on the trade date for financial reporting purposes and realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, and subsequently adjusted to reflect actual holdings on the record date. Interest income is accrued on a daily basis.

ORGANIZATION COSTS

Deferred organization costs, which totaled approximately $821,573, represent expenses incurred and paid on behalf of the Trust by the Advisor. These initial costs were allocated to the Funds within the Trust and are being amortized on a straight line basis over a five year period beginning with the commencement of operations. These amortized costs are then allocated to the Funds daily and reconciled and settled monthly between the Funds on the basis of the relative net assets of each Fund to the total net assets of the Trust. The monthly amortized amount is reimbursed to the Advisor. An additional $35,000 of organization costs associated with the Separate Account Restructuring were incurred by the Trust and allocated to the Funds during the year ended
December 31, 1998. These costs are being amortized over the remaining amortization period of the initial organization costs. At June 30, 2000, accrued organization costs payable by the Trust were $296,991.

DISTRIBUTIONS

Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for items such as deferral of wash sales and post-October losses and regulated futures contracts and options. Net investment income and loss, net realized gains and losses, and net assets were not affected by this difference.

OPTIONS AND FUTURES

Upon the purchase of an option by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by

                              RYDEX VARIABLE TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
the premium originally paid. When a Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

When a Fund writes (sells) an option, an amount equal to the premium received is entered into the Fund's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked to market to reflect the current value of the option written. When an option expires, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

The Trust may purchase or sell stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, the Trust deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Trust as unrealized gains or losses. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

SHORT SALES

When the Trust engages in a short sale, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the market value of the short sale. The Trust maintains a segregated account of the securities as collateral for the short sales. The Trust is exposed to market risk based on the amount, if any, that the market value of the stock exceeds the market value of the securities in the segregated account.

2.  FINANCIAL INSTRUMENTS

As part of its investment strategy, the Funds may utilize options and futures. The risk associated with purchasing options is limited to the premium originally paid. Options written by a Fund involve to varying degrees, risk of loss in excess of the option value reflected in the Statement of Assets and Liabilities. The risk in writing a covered call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a Fund may not be able to

                              RYDEX VARIABLE TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform.

There are several risks in connection with the use of futures contracts. Futures contracts involve, to varying degrees, risk of loss in excess of amounts reflected in the financial statements. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

In conjunction with the use of options and futures, as well as short sales of securities, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending upon the financial instrument utilized and the broker involved, margin deposits at the broker, cash segregated at the custodian bank, or the repurchase agreements allocated to each Fund.

3.  FEDERAL INCOME TAXES

The Trust intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income to its shareholders. Therefore, no Federal income tax provision is required.

4.  USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

5.  REPURCHASE AGREEMENTS

The Trust transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury obligations. The collateral is in the possession of the Trust's custodians and is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity.

                              RYDEX VARIABLE TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The repurchase agreements that were executed and outstanding on June 30, 2000 are as follows:

                                                 TERMS OF
COUNTERPARTY                                    AGREEMENT   FACE VALUE  MARKET VALUE
---------------------------------------  ----------------  -----------  ------------
Salomon Smith Barney, Inc..............  6.45% due 7/3/00  $29,750,000  $ 29,750,000
Lehman Brothers, Inc...................  6.45% due 7/3/00   29,750,000    29,750,000
PaineWebber, Inc.......................  6.50% due 7/3/00   29,750,000    29,750,000
Fuji Securities........................  6.50% due 7/3/00   28,372,393    28,372,393
                                                                        ------------
                                                                        $117,622,393
                                                                        ============

As of June 30, 2000, the collateral for the repurchase agreements in the joint account was as follows:

                                              RANGE OF
SECURITY TYPE                                    RATES    PAR VALUE  MARKET VALUE
---------------------------------------  -------------  -----------  ------------
U.S. Treasury Notes....................  5.250%-6.625%  $28,444,000  $ 28,387,760
U.S. Treasury Bonds....................  6.875%-8.875%   73,410,000    89,298,094
                                                                     ------------
                                                                     $117,685,854
                                                                     ============

6.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory contract, the Trust pays Rydex Global Advisors investment advisory fees calculated at an annual percentage rate of one-half of one percent (0.50%) of the average daily net assets of the U.S. Government Money Market Fund and the U.S. Government Bond Fund, three-quarters of one percent (0.75%) of the average daily net assets of the Nova Fund, the Precious Metals Fund, and the OTC Fund, and nine-tenths of one percent (0.90%) of the average daily net assets of the Ursa Fund. Certain officers and trustees of the Trust are also officers and directors of the Advisor.

PADCO Service Company, Inc., (the "Servicer") provides transfer agent and administrative services to the Trust calculated at an annual percentage rate of two-tenths of one percent (0.20%) of the average daily net assets of the U.S. Government Money Market Fund and the U.S. Government Bond Fund; and at an annual percentage rate of one-quarter of one percent (0.25%) of the average daily net assets of the Nova Fund, the Ursa Fund, the OTC Fund, and the Precious Metals Fund. Certain officers and trustees of the Trust are also officers and directors of the Servicer.

The Trust paid PADCO Service Company, Inc. $143,110 in accounting fees for the above six funds for the period ended June 30, 2000.

The Servicer also provides other necessary services to the Trust, such as accounting and auditing services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses

                              RYDEX VARIABLE TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
vary from Fund to Fund and are allocated to the Funds based on relative net assets or average net assets, as applicable.

In 1997 and 1998, the Advisor and the Servicer voluntarily agreed to waive certain fees and, if necessary, to reimburse any Fund expenses which would cause the ratio of expenses to average net assets to exceed certain predetermined expense ratio limits. Each Fund remained liable to the Advisor and the Servicer for such expenses so long as any recapture would not cause the Fund's daily expense ratio to exceed the amount of the expense ratio limits. The period for which the Advisor and the Servicer could recapture prior period waivers and expense reimbursements expired on October 24, 1999.

The Trust has adopted an Investor Services Plan for which Rydex
Distributors, Inc. (an affiliated entity) and other firms that provide shareholder services ("Service Providers") may receive compensation. The Trust will pay fees to Rydex Distributors, Inc. at an annual rate not to exceed one-quarter of one percent (0.25%) of average daily net assets. Rydex Distributors, Inc., in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for shareholder services it performs.

7.  SECURITIES TRANSACTIONS

During the six months ended June 30, 2000, purchases and sales of investment securities, excluding short-term and temporary cash investments, were:
(Unaudited)

                                                           U.S.
                                                           GOVERNMENT
                                                           MONEY                                    U.S.
                                               NOVA  URSA  MARKET            OTC    PRECIOUS  GOVERNMENT
                                               FUND  FUND  FUND            FUND  METALS FUND   BOND FUND
                                         ----------  ----  ----  --------------  -----------  ----------
Purchases..............................  $   --      $--   $--   $1,520,761,303  $29,965,583  $8,903,040
Sales..................................  $   --      $--   $--   $1,072,347,263  $31,297,218  $8,699,583

                              RYDEX VARIABLE TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

8.  NET UNREALIZED APPRECIATION (DEPRECIATION) OF SECURITIES

At June 30, 2000 unrealized appreciation (depreciation) and cost of investment securities for Federal income tax purposes were: (Unaudited)

                                                                           U.S.
                                                                     GOVERNMENT
                                                 NOVA         URSA        MONEY           OTC  PRECIOUS METALS    U.S. GOVERNMENT
                                                 FUND         FUND  MARKET FUND          FUND           FUND          BOND FUND
                                         ------------  -----------  -----------  ------------  ----------------   ----------------
Gross Unrealized Appreciation..........  $    --       $    79,675  $   --       $ 61,740,784     $ --               $ --
Gross Unrealized (Depreciation)........      (818,616)     --           --        (12,050,703)      (404,981)            (8,956)
                                         ------------  -----------  -----------  ------------     ----------         ----------
Net Unrealized Appreciation
  (Depreciation).......................  $   (818,616) $    79,675  $   --       $ 49,690,081     $ (404,981)        $   (8,956)
                                         ------------  -----------  -----------  ------------     ----------         ----------
Cost of Investments for Federal Income
  Tax Purposes.........................  $235,129,523  $25,816,889  $56,973,647  $744,616,778     $6,313,796         $2,067,931
                                         ============  ===========  ===========  ============     ==========         ==========

9.  NET ASSETS

At June 30, 2000, net assets consisted of: (Unaudited)

                                                                            U.S.
                                                                      GOVERNMENT
                                                 NOVA          URSA        MONEY
                                                 FUND          FUND  MARKET FUND
                                         ------------  ------------  -----------
Paid-In-Capital........................  $238,401,604  $ 30,201,213  $56,026,377
Undistributed Net Investment Income....     5,530,855     1,692,456       49,727
Accumulated Net Realized Loss on
  Investments..........................    (3,515,476)  (11,971,352)      (1,800)
Net Unrealized Appreciation
  (Depreciation) on Investments,
  Options and Futures Contracts........    (4,045,711)      319,727      --
                                         ------------  ------------  -----------
Net Assets.............................  $236,371,272  $ 20,242,044  $56,074,304
                                         ============  ============  ===========

                                                         PRECIOUS
                                                  OTC      METALS  U.S. GOVERNMENT
                                                 FUND        FUND      BOND FUND
                                         ------------  ----------  ----------------
Paid-In-Capital........................  $706,172,799  $6,263,339     $3,102,550
Undistributed Net Investment Income
  (Loss)...............................    (4,775,801)    (30,535)         2,076
Accumulated Net Realized Loss on
  Investments..........................   (80,858,977)   (474,727)    (1,079,242)
Net Unrealized Appreciation on
  Investments,
  Options and Futures Contracts........   174,642,680     148,323         38,684
                                         ------------  ----------     ----------
Net Assets.............................  $795,180,701  $5,906,400     $2,064,068
                                         ============  ==========     ==========

                              RYDEX VARIABLE TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

10. SHARE TRANSACTIONS

The Trust is authorized to distribute an unlimited number of shares. Transactions in shares for the six months ended June 30, 2000 were: (Unaudited)

                                                                           U.S.
                                                                     GOVERNMENT                                  U.S.
                                                NOVA         URSA         MONEY          OTC     PRECIOUS  GOVERNMENT
                                                FUND         FUND   MARKET FUND         FUND  METALS FUND   BOND FUND
                                         -----------  -----------  ------------  -----------  -----------  ----------
Shares Purchased.......................   45,715,902   55,416,578   425,330,787   40,241,407    6,061,685     739,009
Purchased through Dividend
  Reinvestment.........................      --           --          1,762,661      --           --            2,846
                                         -----------  -----------  ------------  -----------  -----------  ----------
Total Purchased........................   45,715,902   55,416,578   427,093,448   40,241,407    6,061,685     741,855
Shares Redeemed........................  (37,302,577) (57,759,549) (470,414,405) (29,443,817)  (6,079,909)   (665,099)
                                         -----------  -----------  ------------  -----------  -----------  ----------
Net Shares Purchased (Redeemed)........    8,413,325   (2,342,971)  (43,320,957)  10,797,590      (18,224)     76,756
                                         ===========  ===========  ============  ===========  ===========  ==========

Transactions in shares for the year ended December 31,1999 were:

                                                                            U.S.
                                                                      GOVERNMENT                                    U.S.
                                                NOVA          URSA         MONEY          OTC     PRECIOUS    GOVERNMENT
                                                FUND          FUND   MARKET FUND         FUND  METALS FUND     BOND FUND
                                         -----------  ------------  ------------  -----------  ------------   -----------
Shares Purchased.......................   50,447,660   118,125,659   657,452,748   49,107,688    5,585,040     2,712,269
Purchased through Dividend
  Reinvestment.........................      229,476         2,147     2,472,993      180,810       22,870         8,675
                                         -----------  ------------  ------------  -----------   ----------    ----------
Total Purchased........................   50,677,136   118,127,806   659,925,741   49,288,498    5,607,910     2,720,944
Shares Redeemed........................  (47,515,999) (112,963,885) (601,487,187) (40,718,690)  (4,783,248)   (2,983,727)
                                         -----------  ------------  ------------  -----------   ----------    ----------
Net Shares Purchased (Redeemed)........    3,161,137     5,163,921    58,438,554    8,569,808      824,662      (262,783)
                                         ===========  ============  ============  ===========   ==========    ==========

Transactions in dollars for the six months ended June 30, 2000 were: (Unaudited)

                                                                                U.S.
                                                                          GOVERNMENT                                         U.S.
                                                  NOVA           URSA          MONEY              OTC      PRECIOUS    GOVERNMENT
                                                  FUND           FUND    MARKET FUND             FUND   METALS FUND     BOND FUND
                                         -------------  -------------  -------------  ---------------  ------------  ------------
Shares Purchased.......................  $ 809,180,661  $ 304,709,713  $ 425,330,786  $ 1,581,049,104  $ 28,817,723  $  7,949,296
Purchased through Dividend
  Reinvestment.........................       --             --            1,762,661        --              --             30,413
                                         -------------  -------------  -------------  ---------------  ------------  ------------
Total Purchased........................    809,180,661    304,709,713    427,093,447    1,581,049,104    28,817,723     7,979,709
Shares Redeemed........................   (648,049,603)  (318,166,313)  (470,414,404)  (1,120,884,463)  (30,125,899)   (7,059,567)
                                         -------------  -------------  -------------  ---------------  ------------  ------------
Net Change.............................  $ 161,131,058  $ (13,456,600) $ (43,320,957) $   460,164,641  $ (1,308,176) $    920,142
                                         =============  =============  =============  ===============  ============  ============

                              RYDEX VARIABLE TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Transactions in dollars for the year ended December 31, 1999 were:

                                                                                U.S.
                                                                          GOVERNMENT                                        U.S.
                                                  NOVA           URSA          MONEY             OTC      PRECIOUS    GOVERNMENT
                                                  FUND           FUND    MARKET FUND            FUND   METALS FUND     BOND FUND
                                         -------------  -------------  -------------  --------------  ------------  ------------
Shares Purchased.......................  $ 857,924,176  $ 693,165,161  $ 657,452,736  $1,297,846,511  $ 31,346,340  $ 32,066,740
Purchased through Dividend
  Reinvestment.........................      3,800,116         12,321      2,472,993       4,739,037       121,667       100,795
                                         -------------  -------------  -------------  --------------  ------------  ------------
Total Purchased........................    861,724,292    693,177,482    659,925,729   1,302,585,548    31,468,007    32,167,535
Shares Redeemed........................   (809,549,304)  (655,581,100)  (601,485,218) (1,070,752,018)  (26,870,021)  (35,114,414)
                                         -------------  -------------  -------------  --------------  ------------  ------------
Net Change.............................  $  52,174,988  $  37,596,382  $  58,440,511  $  231,833,530  $  4,597,986  $ (2,946,879)
                                         =============  =============  =============  ==============  ============  ============

11. LOSS CARRYFORWARD--FEDERAL INCOME TAX

At December 31, 1999, for Federal income tax purposes, the following funds have capital loss carryovers which may be applied against future net taxable realized gains of each succeeding year until the earlier of its utilization or expiration.

                                                     U.S.
                                                     GOVERNMENT          U.S.
                                                     MONEY PRECIOUS  GOVERNMENT
EXPIRES                                              MARKET   METALS     BOND
DECEMBER 31                               URSA FUND  FUND      FUND      FUND
---------------------------------------  ----------  ----  --------  --------
2006...................................  $  494,808   --      --     $141,347
2007...................................  $9,952,323  $719  $568,292  $798,692

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE
   GENERAL INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN
                             EFFECTIVE PROSPECTUS.

                                  [RYDEX LOGO]

                              RYDEX VARIABLE TRUST

                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2000

     NOVA FUND
     URSA FUND
     U.S. GOVERNMENT MONEY MARKET FUND
     OTC FUND
     PRECIOUS METALS FUND
     U.S. GOVERNMENT BOND FUND